Note 6 - Commitments and Contingencies (Details Textual) - USD ($)	Feb. 11, 2016	Dec. 31, 2015	Dec. 31, 2014
Focus Product Design [Member]
Prepaid Expense, Current		$ 7,400
Product Design Fixed Service Fee	$ 635,100
Prepaid Expense, Current		$ 7,400